Document and Entity Information	12 Months Ended
Sep. 30, 2019 shares
Document And Entity Information
Entity Registrant Name	ESSA Pharma Inc.
Entity Central Index Key	0001633932
Trading Symbol	EPIX
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	20,762,374
Document Type	20-F
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY